STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF STOCK OPTION ISSUANCE OF FAIR VALUE ASSUMPTIONS
Assumptions:	2021	2020
Assumptions applicable to stock options issued
Risk-free interest rate	-%	3%
Expected lives (in years)	-	2
Expected stock volatility	-%	72%
Dividend yield	-	-

The value of the options were determined using the Black-Scholes valuation method, and the Company uses the following methods to determine its underlying assumptions: expected volatilities are based on the historical monthly closing price of the Company’s common stock; the expected term is 2 year, the risk free interest rate used is based on the U.S Treasury implied yield zero-coupon issue with similar life terms to the expected life of the grant; and the expected divided yield is based on the current annual dividend. No compensation was recorded with the 4,500,664 option issuance as the $447,813 valuation of the options granted did not exceed the recorded amount of debt it was converting.

Assumptions:	2020	2019
Assumptions applicable to stock options issued
Risk-free interest rate	3%	-
Expected lives (in years)	2	-
Expected stock volatility	72%	-
Dividend yield	-	-

Stock option transactions are as follows:

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Outstanding on January 1, 2019	-	$-	-	$-
Granted
Exercised
Forfeited
Outstanding on December 31,2019	-	$-	-	$-
Granted	4,500,664	$.01	2 yrs	$427,563
Exercised
Forfeited
Outstanding on December 31, 2020	4,500,664	$.01	2 yrs	$427,563

SCHEDULE OF STOCK OPTION

Stock option transactions are as follows:

 SCHEDULE OF STOCK OPTION

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2020	-	$-	-	$-
Granted	4,500,664	.01	2 yrs	427,563
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31,2020	4,500,664	$.01	2 yrs	$427,563
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2021	4,500,664	$.01	1.75 yrs	$427,563

Stock option transactions are as follows:

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Outstanding on January 1, 2019	-	$-	-	$-
Granted
Exercised
Forfeited
Outstanding on December 31,2019	-	$-	-	$-
Granted	4,500,664	$.01	2 yrs	$427,563
Exercised
Forfeited
Outstanding on December 31, 2020	4,500,664	$.01	2 yrs	$427,563

SCHEDULE OF WARRANTS ISSUANCE OF FAIR VALUE ASSUMPTIONS

 SCHEDULE OF WARRANTS ISSUANCE OF FAIR VALUE ASSUMPTIONS

Assumptions:	2021 Warrants
Assumptions applicable to stock options issued
Risk-free interest rate	.25- %
Expected lives (in years)	2-
Expected stock volatility	266- %
Dividend yield	-

SCHEDULE OF WARRANTS

Warrant transactions are as follows:

 SCHEDULE OF WARRANTS

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Term	Value
Outstanding at January 1, 2020	-	$-	-	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2020	-	$-	-	$-
Granted	23,364,803	2.75	2.0 yrs	$57,689,800
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2021	23,364,803	$2.75	1.75 yrs	$57,689,800